SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 4,130,037
Acquisition of IFP		3,803,293
Effect of foreign currency	(33,547)	326,744
Impairment	(4,096,490)
Balance		$ 4,130,037